Share Capital and Share Premium - Summary of Movement in the Share Capital (Detail) £ in Thousands, shares in Thousands	9 Months Ended
	Sep. 30, 2020 GBP (£) shares	Sep. 30, 2019 GBP (£)
Disclosure of classes of share capital [line items]
Beginning balance, Shares | shares	32,479
Beginning balance	£ 63,522	£ 81,594
Issue of shares on exercise of options | shares	32
Issue of shares on exercise of options	£ 15	117
Issue of shares | shares	18,663
Ending balance, Shares | shares	51,174
Ending balance	£ 110,274	70,207
Share Capital [member]
Disclosure of classes of share capital [line items]
Beginning balance	1,299	1,289
Issue of shares on exercise of options	1	9
Issue of equity	747
Ending balance	2,047	1,298
Share Premium [member]
Disclosure of classes of share capital [line items]
Beginning balance	79,541	79,426
Issue of shares on exercise of options	14	108
Issue of equity	61,335
Ending balance	£ 140,890	£ 79,534